Leases	12 Months Ended
	Dec. 31, 2024	Dec. 28, 2024
Leases [Line Items]
Leases

Note 15. Leases

The Company determines if an arrangement is or contains a lease at inception, which is the date on which the terms of the contract are agreed to, and the agreement creates enforceable rights and obligations. Under ASC 842, a contract is or contains a lease when (i) explicitly or implicitly identified assets have been deployed in the contract and (ii) the customer obtains substantially all of the economic benefits from the use of that underlying asset and directs how and for what purpose the asset is used during the term of the contract. The Company also considers whether its service arrangements include the right to control the use of an asset.

The Company leases real estate facilities from unrelated parties under operating lease agreements that have initial terms ranging from 1 to 20 years. The Company also leases vehicles under finance lease agreements with initial terms of four to five years. Accordingly, the Company recognizes a right-of-use (“ROU”) asset representing the right to use an underlying asset and a lease liability representing the obligation to make lease payments over the lease term for substantially all leases with a lease term greater than 12 months.

	2024		2023	2022
	Successor July 30 to December 31	Predecessor January 1 to July 29	Predecessor January 1 to December 31	Predecessor January 1 to December 31
Operating lease cost	$3,667	$5,736	$8,813	$7,308
Finance lease cost - amortization of right-of-use assets	4,118	6,010	10,298	7,715
Finance lease cost - Interest on lease liabilities	799	1,005	1,523	836
Short term lease expense	1,171	202	—	—
Variable lease cost	731	1,063	4	8
Total lease cost	$10,486	$14,016	$20,638	$15,867

Operating lease cost is recognized on a straight-line basis over the lease term and is recorded primarily in selling, general, and administrative expenses. Finance lease cost is recognized as a combination of the amortization expense for the ROU assets and interest expense for the outstanding lease liabilities, and results in a front-loaded expense pattern over the lease term. The components of lease expense are as follows:

Supplemental cash flow information related to lease is as follows:

	2024		2023	2022
	Successor July 30 to December 31	Predecessor January 1 to July 29	Predecessor January 1 to December 31	Predecessor January 1 to December 31
Cash paid for amounts included in measurement of lease liabilities:
Operating cash outflows - payments on operating leases	3,429	5,990	9,284	5,672
Operating cash outflows - interest payments on finance leases	799	1,005	1,523	836
Financing cash outflows - principal payments on finance leases	3,906	5,745	9,948	7,424

Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	5,575	6,748	6,949	12,400
Finance leases	4,673	5,988	11,049	19,878

Supplemental balance sheet information related to leases is as follows:

	Successor December 31, 2024	Predecessor December 31, 2023
Operating Leases
Operating lease right-of-use assets, net	$30,001	$22,441

Current portion of operating lease obligations	7,204	7,498
Non-current operating lease obligations	21,838	17,773
Total operating lease liabilities	$29,042	$25,271

Finance Leases
Equipment, net	$28,532	$28,655

Current portion of finance lease obligations	9,824	9,125
Non-current finance lease obligations	18,915	20,288
Total finance lease liabilities	$28,739	$29,413

Weighted-average remaining lease term (years):
Operating leases	5.45	5.25
Finance leases	3.26	3.41

Weighted-average discount rate:
Operating leases	7.32%	6.21%
Finance leases	6.78%	5.89%

Future undiscounted cash flows for each of the next five years and thereafter and reconciliation to the lease liabilities recognized on the consolidated balance sheets is as follows:

Year Ending December 31,	Operating Leases	Finance Leases
2025	$9,034	$11,384
2026	7,503	9,507
2027	5,462	6,411
2028	3,528	3,323
2029	2,678	1,245
Thereafter	7,298	—
Total lease payments	$35,503	$31,870
Less imputed interest	(6,461)	(3,131)
Total present value of lease liabilities	$29,042	$28,739

NV5 Global, Inc. [Member]
Leases [Line Items]
Leases

Note 13 – Leases

The Company primarily leases property under operating leases and has equipment operating leases for aircrafts used by its geospatial operations. The Company’s property operating leases consist of various office facilities. The Company uses a portfolio approach to account for such leases due to the similarities in characteristics and applies an incremental borrowing rate based on estimates of rates the Company would pay for senior collateralized loans over a similar term. The Company’s office leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company accounts for lease components (e.g. fixed payments including rent, real estate taxes and common area maintenance costs) as a single lease component. Some of the Company’s leases include one or more options to renew the lease term at its sole discretion; however, these are not included in the calculation of its lease liability or right-of-use (“ROU”) lease asset because they are not reasonably certain of exercise.

The Company also leases vehicles through a fleet leasing program. The payments for the vehicles are based on the terms selected. The Company has determined that it is reasonably certain that the leased vehicles will be held beyond the period in which the entire capitalized value of the vehicle has been paid to the lessor. As such, the capitalized value is the delivered price of the vehicle. The Company’s vehicle leases are classified as financing leases.

Supplemental balance sheet information related to the Company’s operating and finance leases were as follows:

Leases	Classification	December 28, 2024	December 30, 2023
Assets
Operating lease assets	Right-of-use lease asset, net (1)	$32,099	$36,836
Finance lease assets	Property and equipment, net (1)	5,400	4,389
Total leased assets		$37,499	$41,225

Liabilities
Current
Operating	Accrued liabilities	$(13,423)	$(13,972)
Finance	Current portion of notes payable and other obligations	(1,522)	(1,220)
Noncurrent
Operating	Other long-term liabilities	(21,014)	(25,754)
Finance	Notes payable and other obligations, less current portion	(3,691)	(3,188)
Total lease liabilities		$(39,650)	$(44,134)

(1)	As of December 28, 2024, operating right of-use lease assets and finance lease assets are recorded net of accumulated amortization of $40,962 and $7,755, respectively. As of December 30, 2023, operating right-of-use lease assets and finance lease assets are recorded net of accumulated amortization of $42,491 and $6,210, respectively.

Supplemental balance sheet information related to the Company’s operating and finance leases were as follows:

Weighted - Average Remaining Lease Term (Years)	December 28, 2024	December 30, 2023
Operating leases	3.6	3.7
Finance leases	2.2	2.0

Weighted - Average Discount Rate
Operating leases	5%	4%
Finance leases	7%	7%

Supplemental cash flow information related to the Company’s operating and finance lease liabilities were as follows:

	Fiscal Year Ended
	December 28, 2024	December 30, 2023	December 31, 2022
Operating cash flows from operating leases	$14,556	$14,903	$13,739
Financing cash flows from finance leases	$1,545	$1,346	$1,241
Right-of-use assets obtained in exchange for lease obligations
Operating leases	$10,537	$11,084	$7,058

The following table summarizes the components of lease cost recognized in the consolidated statements of net income and comprehensive income:

		Fiscal Year Ended
Lease Cost	Classification	December 28, 2024	December 30, 2023	December 31, 2022
Operating lease cost	Facilities and facilities related	$15,851	$16,658	$15,724
Variable operating lease cost	Facilities and facilities related	5,682	4,222	3,806
Finance lease cost
Amortization of financing lease assets	Depreciation and amortization	1,530	1,343	1,239
Interest on lease liabilities	Interest expense	253	165	121
Total lease cost		$23,316	$22,388	$20,890

As of December 28, 2024, maturities of the Company’s lease liabilities under its long-term operating leases and finance leases for the next five fiscal years and thereafter are as follows:

Fiscal Year	Operating Leases	Finance Leases
2025	$14,587	$1,628
2026	9,603	1,683
2027	5,471	1,299
2028	3,788	949
2029	2,486	470
Thereafter	1,602	74
Total lease payments	37,537	6,103
Less: Interest	(3,100)	(890)
Present value of lease liabilities	$34,437	$5,213